Share-based compensation - Share Holding Platform (Details) ¥ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jun. 28, 2016 CNY (¥) employee shares	Feb. 06, 2015 CNY (¥) ¥ / shares	Jun. 30, 2016 entity	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity			4
Equity interest hold by each of the four LLPs (as a percent)			25.00%
Contingently convertible share units
Share-based compensation
Fair value of awards | ¥		¥ 85,906			¥ 175,200
Fair value of underlying ordinary shares (in CNY/dollars per share) | ¥ / shares		¥ 23.18			¥ 50.11
Contingently convertible share units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥					¥ 116,800
Share Holding Platform | Ordinary shares
Share-based compensation
Shares issued to related party	16,000,000
Granted	1,054,164
Number of units converted	3,504,000
Share Holding Platform | Contingently convertible share units
Share-based compensation
Granted	584,000
Conversion ratio of redeemable and contingently convertible share units	0.1667
Fair value of modified awards | ¥	¥ 236,181
Share-based compensation expense recorded | ¥					60,981
Fair value of awards | ¥	¥ 85,906				175,200
Share Holding Platform | Contingently convertible share units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥					¥ 116,800
Share Holding Platform | Ordinary Share Units
Share-based compensation
Ratio or ordinary share units to ordinary share	5
Granted	5,270,820
Number of units converted	17,520,000
Share-based compensation expense recorded | ¥				¥ 61,019
Fair value of underlying ordinary shares (in CNY/dollars per share) | ¥ / shares				¥ 67.37
Number of ordinary shares under Incentive Platform
Granted and vested				4,558,164
Vested and Outstanding at end of the year				4,558,164
Weighted average grant-date fair value
Granted and vested | ¥ / shares				¥ 67.37
Vested and Outstanding at end of the year | ¥ / shares				¥ 67.37
Share Holding Platform | Ordinary Share Units | Shares granted for cash subscription
Share-based compensation
Granted	1,540,500
Number of employees to whom shares were granted for cash | employee	1
Cash subscription payment | ¥	¥ 10,000
Share Holding Platform | Ordinary Share Units | Noncash shares granted
Share-based compensation
Granted	3,730,320
Cash subscription payment | ¥	¥ 0